Subsequent events, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Issuance of common stock, net of issuance costs	$ 12,356	$ 53,901	$ 121,492
[AtmTransactionsMember]
Subsequent Event [Line Items]
Issuance of common stock, net of issuance costs, shares	283,483
Issuance of common stock, net of issuance costs	1,529
Subsequent event, description	Subsequent to December 31, 2013, the Company sold 283,483 shares of common stock pursuant to the Company’s ATM program discussed in Note 9 above, and the net proceeds received amounted to $1,529.
[DisposalOfVesselMember]
Subsequent Event [Line Items]
Subsequent event, date	Feb. 07, 2014
Gross contract price of vessel to be disposed	10,023
Advance percentage of vessel to be disposed	50.00%
Deposit amount collected for vessel to be disposed	$ 5,012
Subsequent event, description	On February 7, 2014, Mejit entered into a memorandum of agreement with an unaffiliated third party to sell the vessel “APL Sardonyx” (renamed “Sardonyx”) for demolition, for a sale price of $10,023 before commissions. On February 11, 2014 the Company received the 50% deposit of $5,012, and expects to collect the remaining balance upon vessel’s delivery to her new owners by the end of February 2014.
[DividendDeclaredMember]
Subsequent Event [Line Items]
Subsequent event, date	Feb. 17, 2014
Dividend per share	$ 0.15
Dividend payment date	Mar. 19, 2014
Record date of shareholders	Mar. 04, 2014
Subsequent event, description	On February 17, 2014 the Company declared dividends amounting to $0.15 per share, payable on or around March 19, 2014 to stockholders of record as of March 4, 2014.